Reserve for Warrants (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Statement Line Items [Line Items]
Balance, amount	$ 18,363,791	$ 34,126,005
Exercise of warrants	4,686,444
Balance, amount	32,479,665	18,363,791
Reserve for warrants [member]
Statement Line Items [Line Items]
Balance, amount	1,033,037	1,248,037
Exercise of warrants		(215,000)
Balance, amount	$ 1,033,037	$ 1,033,037